Equity	12 Months Ended
Dec. 31, 2025
Equity
Equity

16.	Equity
(a)	Capital stock -

The Group’s share capital is stated in soles and consisted of authorized, fully paid and voting common shares with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock. As of December 31, 2025 and 2024:

	Number of	Capital	Capital
	shares	stock	stock
		S/(000)	US$(000)
Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

The market value of the common shares amounted to S/90 per share as of December 31, 2025 (S/51.00 per share as of December 31, 2024). These shares present trading frequencies of 10% and 20% in 2025 and 2024, respectively.

(b)	Investment shares -

Investment shares have a nominal value of S/10.00 per share. Holders of investment shares are neither entitled to exercise voting rights nor to participate in shareholders’ meetings; however, they confer upon the holders thereof the right to participate in the dividend’s distribution. The table below presents the composition of the investment shares as of December 31, 2025 and 2024:

	Number of
	shares	2025	2025
		S/(000)	US$(000)
Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)
	271,677	2,717	791

The market value of the investment shares amounted to S/47.50 and S/14.46 per share as of December 31, 2025 and 2024. These shares did not have a trading frequency in 2025 and 2024.

(c)	Legal reserve -

The Peruvian Corporations Law requires that a minimum of 10 percent of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until the latter is equal to 20 percent of the capital stock. This legal reserve can be used to offset losses or may be capitalized, with the obligation, in both cases, to replenish it.

Although, the balance of the legal reserve exceeded the limit mentioned above, the Group increased its legal reserve by US$5,000 and US$167,000 and US$102,000 in the years 2025, 2024 and 2023, respectively as a result of the expired dividends. According to the General Corporate Law, dividends expire ten years after the payment due.

(d)	Dividends declared and paid -

Below is information regarding the dividends declared and paid for the years 2025, 2024, and 2023:

		Dividends
		declared and	Dividend
Meetings	Date	paid	per share
		US$(000)	US$

2025 Dividends
Mandatory Annual Shareholders’ Meeting	October 30	39,857	0.145
Less - Dividends of treasury shares		(3,129)
		36,728

Mandatory Annual Shareholders’ Meeting	March 28	80,540	0.292
Less - Dividends of treasury shares		(6,320)
		74,220

2024 Dividends
Mandatory Annual Shareholders’ Meeting	March 27	20,011	0.073
Less - Dividends of treasury shares		(1,571)
		18,440

2023 Dividends
Mandatory Annual Shareholders’ Meeting	March 31	20,067	0.073
Less - Dividends of treasury shares		(1,525)
		18,542

According to the current Law, there are no restrictions for the remittance of dividends or repatriation of capital by foreign investors.

Dividends declared corresponding to non-controlling interest were US$11,529,000, US$7,343,000 and US$1,607,000 for the years 2025, 2024 and 2023, respectively.

(e)	Basic and diluted profit (loss) per share -

Profit (loss) per share is calculated by dividing net profit (loss) for the period by the weighted average number of shares outstanding during the year. The calculation of profit (loss) per share attributable to the equity holders of the parent for the periods ended December 31 2025, 2024 and 2023 is presented below:

	2025	2024	2023

Profit for the year (numerator) - US$	782,145,000	402,689,000	19,855,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit per basic share and diluted - US$	3.08	1.59	0.08

Likewise, the calculation of earnings per share from continuing operations is presented below:

	2025	2024	2023

Profit for the year (numerator) - US$	839,109,000	417,265,000	39,530,000
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit per basic share and diluted - US$	3.30	1.64	0.16

Common and investment shares outstanding at the close of the years 2025, 2024 and 2023 was 253,986,867.

In accordance with the Income Tax Law, the Company is subject to a tax of 5% of the income tax is established on dividends or any other form of distribution of profits.

Sociedad Minera Cerro Verde S.A.A.
Equity
Equity

12.   Shareholders’ equity

(a)   Capital stock -

As of December 31, 2025 and 2024, the authorized, subscribed and paid-up capital in accordance with the Company’s by-laws and its related modifications was 350,056,012 common shares.

The nominal value of the shares is US$2.83 per share.

The quoted price of these shares was US$49.00 per share as of December 31, 2025 (US$40.70 per share as of December 31, 2024).

As of December 31, 2025, the Company’s capital stock structure is as follows:

Percentage of individual capital participation	Number of shareholders	Total percentage interest

Up to 1.00	2,433	4.34
From 1.01 to 20.00 (i)	2	21.10
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,437	100.00

(i)Includes the percentage of participation that belongs to Freeport Mineral Corporation (FMC) equivalent to 1.52% see Note 1(a).

(b)  Other capital reserves -

Other capital reserves include the Company’s legal reserve, which is in accordance with the Peruvian Companies Act, and is created through the transfer of 10% of the earnings for the year up to a maximum of 20% of the paid-in capital (US$198.1 million as of December 31, 2025, and 2024).

(c)  Dividend distribution -

During 2025 and 2024, the Company distributed the following dividends:

			Amount per
Approval date	Approved in:	Amount	common share	Withholding tax	Payment date
		US$(000)		(%)
03/23/2026	Annual mandatory shareholders	300,000	0.86	5.0	04/24/2026
01/05/2026	Board meeting	500,000	1.43	5.0 and 6.8	01/29/2026
07/24/2025	Board meeting	300,000	0.86	6.8	08/28/2025
03/24/2025	Annual mandatory shareholders meeting	250,000	0.71	4.1 and 6.8	04/23/2025
11/13/2024	Board meeting	400,000	1.14	4.1	12/12/2024
07/24/2024	Board meeting	300,000	0.86	4.1	08/29/2024
03/22/2024	Annual mandatory shareholders meeting	150,000	0.43	4.1	04/26/2024

(d)  Stock-based compensation -

In accordance with the Senior Executive Plan, stock-based compensation in the ultimate parent (Freeport) is granted to the Company’s senior executives. Amounts presented in “Other equity contributions” in the statements of changes in equity totaled US$11.1 million as of December 31, 2025 (US$10.7 million as of December 31, 2024). These benefits were calculated on restricted stock basis and fair value is based on Freeport’s share price at the date of grant.

The Company recognizes the compensation cost in the statement of comprehensive income during the award period according to the fair value of the instruments granted. The cost is recognized in “Other equity contributions”.